Stockholders' Equity (Deficit) (Details Narrative) - USD ($)																																																											12 Months Ended			18 Months Ended
	Dec. 12, 2017	Dec. 11, 2017	Dec. 11, 2017	Dec. 06, 2017	Nov. 20, 2017	Nov. 03, 2017	Oct. 24, 2017	Oct. 01, 2017	Sep. 23, 2017	Sep. 22, 2017	Sep. 21, 2017	Sep. 11, 2017	Sep. 07, 2017	Sep. 06, 2017	Sep. 06, 2017	Aug. 30, 2017	Aug. 24, 2017	Aug. 21, 2017	Aug. 09, 2017	Aug. 08, 2017	Aug. 07, 2017	Aug. 05, 2017	Jul. 20, 2017	Jul. 17, 2017	Jul. 15, 2017	Jul. 05, 2017	Jul. 04, 2017	Jul. 04, 2017	Jul. 02, 2017	Jun. 29, 2017	Jun. 23, 2017	Jun. 21, 2017	Jun. 16, 2017	Jun. 15, 2017	Jun. 13, 2017	Jun. 09, 2017	May 02, 2017	Apr. 20, 2017	Apr. 18, 2017	Apr. 08, 2017	Mar. 31, 2017	Mar. 14, 2017	Feb. 02, 2017	Jan. 26, 2017	Jan. 22, 2017	Oct. 14, 2016	Sep. 15, 2016	Sep. 02, 2016	Aug. 08, 2016	Aug. 05, 2016	Jul. 15, 2016	Mar. 28, 2016	Mar. 02, 2016	Feb. 01, 2016	Jan. 30, 2016	Jan. 21, 2016	Jan. 06, 2016	Jan. 04, 2016	Dec. 31, 2017	Mar. 02, 2017	Dec. 31, 2016	Nov. 20, 2017
Stock issued during period, shares																										1,265,411			632,706
Unpaid interest																																	$ 3,250
Stock issued during period values																																																											$ 808,000		$ 298,850
Common stock, shares authorized																																																											1,200,000,000		1,200,000,000
Common stock, shares issued																																																											580,716,669		524,394,239
Common stock, shares outstanding																																																											580,716,669		524,394,239
Warrant exercise price per share																							$ 0.08			$ 0.08					$ 0.04					$ 0.05
Warrants to purchase common stock																						9,000,000									2,500,000					1,500,000
Proceeds from warrants																						$ 45,000									$ 100,000					$ 75,000														$ 45,000
Number of warrants exercised																			200,000																	1,500,000													200,000	9,000,000		2,000,000			1,000,000
Shares converted into stock																																	392,155						2,009,419		2,500,000
Shares converted into stock, value																																	$ 32,350						$ 40,000		$ 3,500
Debt instrument face amount																																	$ 30,000																										$ 35,000
Debt interest payment																										$ 616			$ 308												228															$ 10,320	$ 1,229	$ 7,564
Conversion price per share																							$ 0.04			$ 0.04
Debt Principal payment																										$ 50,000			$ 25,000																								$ 30,000			75,500	50,890	75,000
Fair value of common stock based on closing price																																									8,000
Gain on extinguishment of Debt																																									$ 4,272															$ 5,820	$ 1,119	$ 12,564	(62,641)		$ 165,615
Shares issued for services, shares		1,500,000
Stock issued during period for services, value		$ 142,500																																																									$ (966,279)		$ (92,500)
Cancellation of common stock					$ 250,000
Cancellation of common stock shares					750,000																																																						1,500,000
JSBarkats PLLC [Member]
Shares issued for services, shares																																																			2,000,000
Stock issued during period for services, value																																																			$ 7,000
First EJR Note [Member]
Unpaid interest	$ 3,849
Shares converted into stock	567,968
Shares converted into stock, value	$ 38,849
Debt instrument face amount	$ 35,000
First Gemini Note [Member]
Shares converted into stock			757,576
Shares converted into stock, value			$ 40,000
First Black Mountain Note [Member]
Shares converted into stock		757,576		908,760
Shares converted into stock, value		$ 40,000		$ 50,000
Fourth Vista Note [Member]
Shares converted into stock						12,182,508
Shares converted into stock, value						$ 86,709
Gain on extinguishment of Debt						$ 92,110
WHC Note [Member]
Shares converted into stock							1,461,187										5,000,000
Shares converted into stock, value							$ 10,000										$ 7,800
Shares issued for services, shares																	5,005,435
Transferring shares of common stock																	1,500,000
First WHC Note [Member]
Shares converted into stock									7,238,041																																	7,812,500
Shares converted into stock, value									$ 16,512																																	$ 10,000
First Collier Note [Member]
Shares converted into stock										13,813,364							10,000,000																	5,000,000
Shares converted into stock, value										$ 29,975							$ 18,900																	$ 9,100
First Tangiers Note [Member]
Shares converted into stock																4,667,667							4,995,098																	2,777,778
Shares converted into stock, value																$ 7,000							$ 10,190																	$ 5,000
Second WHC Note[Member]
Shares converted into stock																									969,696
Shares converted into stock, value																									$ 2,000
Common Stock [Member]
Stock issued during period, shares											200,000		300,000		500,000			1,000,000		208,333				1,875,000						500,000		1,000,000			1,000,000																								7,583,333		56,250,000
Stock issued during period values																																																											$ 7,583		$ 56,250
Shares issued for services, shares																																																											15,790,435		8,500,000
Stock issued during period for services, value																																																											$ (15,791)		$ (8,500)
Warrants [Member]
Stock issued during period, shares											200,000		300,000		500,000			1,000,000		208,333				1,875,000						500,000		1,000,000			1,000,000
Warrant exercise price per share											$ 0.17		$ 0.11	$ 0.17	$ 0.17			$ 0.17		$ 0.18				$ 0.21						$ 0.15		$ 0.15			$ 0.15
Warrants exercisable term											3 years		3 years		3 years			3 years		3 years				3 years						3 years		3 years			3 years
Warrants One [Member]
Stock issued during period, shares																								1,875,000
Warrant exercise price per share																								$ 0.24
Warrants exercisable term																								3 years
Common Stock One [Member]
Stock issued during period, shares																																			1,000,000
Warrants Two [Member]
Stock issued during period, shares																																			1,000,000
Warrant exercise price per share																																			$ 0.15
Warrants exercisable term																																			3 years
Individual Investors [Member]
Stock issued during period, shares											200,000		300,000	500,000				1,000,000		208,333				1,875,000						500,000		1,000,000			1,000,000
Stock issued during period values											$ 22,000		$ 21,000	$ 55,000				$ 110,000		$ 25,000				$ 300,000						$ 50,000		$ 100,000			$ 50,000
Sale of stock price per share											$ 0.17		$ 0.07	$ 0.11	$ 0.11			$ 0.11		$ 0.12				$ 0.16						$ 0.10		$ 0.10			$ 0.05
Individual Investors One [Member]
Stock issued during period, shares																																			1,000,000
Stock issued during period values																																			$ 75,000
Sale of stock price per share																																			$ 0.075
Accredited Investor [Member]
Stock issued during period, shares																																														1,500,000	16,750,000						14,000,000	15,000,000
Stock issued during period values																																														$ 12,000	$ 117,250						$ 61,600	$ 63,000
Note Holder and Potential Investor [Member]
Proceeds from related party																																																														$ 14,000
Equity Purchase Agreement And Registration Rights Agreement [Member]
Stock issued during period, shares																					500,000
Stock issued during period values																					$ 56,450
CEO [Member]
Stock issued during period, shares																																												14,000,000
Stock issued during period values																																												$ 350,000
Warrant exercise price per share																																												$ 0.05
Warrants exercisable term																																												2 years
Shares issued for services, shares																																													2,000,000			20,400,000
Stock issued during period for services, value																																													$ 34,600			$ 102,000
CEO [Member] | Warrant [Member]
Stock issued during period, shares																																												14,000,000
CFO [Member]
Shares issued for services, shares		100,000						157,091				150,000
Stock issued during period for services, value		$ 9,500						$ 12,960				$ 15,000
Sixteen Service Providers [Member]
Shares issued for services, shares												2,835,000
Stock issued during period for services, value												$ 283,500
Mr. Lawrence CFO/CCO[Member]
Stock issued during period, shares																												250,000
Stock issued during period values																												$ 42,200
Six Service Providers [Member]
Shares issued for services, shares																											605,000
Stock issued during period for services, value																											$ 102,124
Seven Service Providers [Member]
Shares issued for services, shares																											1,225,000
Stock issued during period for services, value																											$ 206,780
Four Service Providers [Member]
Shares issued for services, shares																																					1,220,000
Stock issued during period for services, value																																					$ 76,250
Five Service Providers [Member]
Shares issued for services, shares																																					1,050,000
Stock issued during period for services, value																																					$ 65,625
Consultant [Member]
Shares issued for services, shares																																						350,000							200,000
Stock issued during period for services, value																																						$ 15,750							$ 3,460
Consultant [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																																													500,000	1,250,000
Stock issued during period for services, value																																													$ 8,650	$ 14,250
Land Lord [Member]
Stock issued during period, shares																																											100,000
Stock issued during period values																																											$ 11,400
Land Lord [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																																														1,000,000
Stock issued during period for services, value																																														$ 11,400
Three Directors [Member]
Shares issued for services, shares																																													2,000,000
Stock issued during period for services, value																																													$ 34,600
Three Directors One [Member]
Shares issued for services, shares																																													3,000,000
Stock issued during period for services, value																																													$ 51,900
Consultant One [Member]
Shares issued for services, shares																																													150,000
Stock issued during period for services, value																																													$ 2,595
Consultant One [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																																													150,000
Stock issued during period for services, value																																													$ 2,595
Indepensedt Contractor [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																																														750,000
Stock issued during period for services, value																																														$ 8,550
Contractort [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																																														500,000
Stock issued during period for services, value																																														$ 5,700
Independent Contractor One [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																																														500,000
Stock issued during period for services, value																																														$ 5,700
Independent Contractor Two [Member] | Green Leaf Farms Holdings, LLC [Member]
Shares issued for services, shares																																														500,000
Stock issued during period for services, value																																														$ 5,700
Independent Contractor Three [Member]
Shares issued for services, shares																																														500,000
Stock issued during period for services, value																																														$ 5,700
Vendor [Member]
Fair value of common stock based on closing price																																														$ 28,500
Shares issued for services, shares																																														2,500,000
Stock issued during period for services, value																																														$ 20,000
Three Directors [Member]
Shares issued for services, shares																																																3,000,000
Stock issued during period for services, value																																																$ 45,000
Preferred Stock [Member]
Preferred stock, shares authorized																																																											50,000,000
Preferred stock, remaining undesignated																																																											36,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized																																																											2,000,000		2,000,000
Preferred stock designated																																																											2,000,000
Preferred stock, shares issued																																																											2,000,000		2,000,000
Preferred stock, shares outstanding																																																											2,000,000		2,000,000
Preferred stock description																																																											The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.
Series C Preferred Stock [Member]
Preferred stock, shares authorized																																																											12,000,000		12,000,000
Preferred stock, shares issued																																																											12,000,000		12,000,000
Preferred stock, shares outstanding																																																											12,000,000		12,000,000
Preferred stock description																																																											The Series C shares carry 50:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.
Series C Preferred Stock [Member] | CEO [Member] | Employment Agreement [Member]
Stock issued during period, shares																																																												6,250,000
Unpaid interest																																																					$ 18,750
Stock issued during period values																																																												$ 192,000
Compensation expense																																																												$ 173,250
Common Stock [Member]
Common stock, shares authorized																																																											1,200,000,000
Common stock, shares issued																																																											589,994,130
Common stock, shares outstanding																																																											589,994,130
Number of shares reserved																																																											203,467,564
Common Stock [Member] | CEO [Member]
Stock issued during period, shares																																												14,000,000
Warrant One [Member]
Stock issued during period, shares													300,000																						1,000,000
Stock issued during period values													$ 21,000
Warrant exercise price per share													$ 0.15																						$ 0.20
Warrants exercisable term													3 years																						3 years
Warrant Three [Member]
Stock issued during period, shares																																			1,000,000
Warrant exercise price per share																																			$ 0.20
Warrants exercisable term																																			3 years